Principal Funds, Inc.
Supplement dated November 15, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented on March 9, 2016, March 18, 2016, May 2, 2016, May 31, 2016,
June 17, 2016, June 30, 2016, July 29, 2016, August 5, 2016, September 16, 2016,
September 22, 2016, and November 2, 2016)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Jill R. Cuniff.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Jill R. Cuniff.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Jill R. Cuniff.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Jill R. Cuniff.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Jill R. Cuniff.

MANAGEMENT OF THE FUNDS
In The Sub-Advisors section, under Sub-Advisor: Edge Asset Management, Inc., delete reference to Jill R. Cuniff.

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